Income Tax - Reconciliation of Difference Between Tax Computed at Statutory Tax Rate and Income Tax Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Profit before tax	$ 7,725	$ 1,106	$ 11,332
Tax at statutory rate of 20% (2019: 20%; 2018: 20%)	1,545	221	2,266
Foreign income taxed at different rate	1,100	499	697
Expenses not deductible for tax purpose	255	221	(33)
Utilization of previously unrecognized tax losses	(89)		(128)
Tax benefit arising from previously unrecognized tax losses	(52)		(298)
Net deferred tax asset not recognized	1,151	949	679
Written-off deferred tax		218	(4)
Tax exempt on income	(57)	(144)	(135)
Uncertain tax position	(273)	(454)	11
Return to provision adjustment	(1)	(16)	1
Deferred tax liability arising from undistributed earnings	270	215	578
Withholding tax on dividends	163	355	270
Others	4	(7)	(18)
Income tax expense reported in the income statement	$ 4,016	$ 2,057	$ 3,886